First Trust S-Network Streaming and Gaming ETF Average Annual Total Returns		12 Months Ended		59 Months Ended	60 Months Ended	111 Months Ended
	Mar. 31, 2026	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
S-Network Streaming & Gaming Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		35.78%		13.15%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	22.34%	11.70%	11.19%	12.08%
First Trust S-Network Streaming and Gaming ETF
Prospectus [Line Items]
Average Annual Return, Percent		34.87%		12.18%
Performance Inception Date	Jan. 25, 2022
First Trust S-Network Streaming and Gaming ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.38%		11.91%
First Trust S-Network Streaming and Gaming ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.64%		9.48%